Income Taxes (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Income Taxes [Line Items]
Income tax rate		17.00%
Unified tax rate	25.00%
Subject to tax rate	15.00%
Percentage of preferential income tax rate	15.00%
Preferential income tax rate		5.00%
Annual taxable income (in Yuan Renminbi)		¥ 1,000
Taxable income		25.00%
Enterprises income tax rate		20.00%
Net operating tax loss carry forwards (in Yuan Renminbi)		¥ 301,768	¥ 282,479
Valuation allowance (in Yuan Renminbi)		¥ 403,682	382,720
Percentage of corporate taxpayers benefit		50.00%
Percentage of foreign income tax rate		10.50%
Percentage of income tax		50.00%
Underpayment of tax liability (in Yuan Renminbi)		¥ 100
Minimum [Member]
Income Taxes [Line Items]
Preferential income tax rate		2.50%
Maximum [Member]
Income Taxes [Line Items]
Taxable income		12.50%
Enterprises income tax rate		20.00%
U.S. [Member]
Income Taxes [Line Items]
Income tax rate					21.00%
Net operating tax loss carry forwards (in Yuan Renminbi)		¥ 1,888	1,888
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate		8.25%
Income taxes profits earned (in Yuan Renminbi)		¥ 2,000
Existing tax rate		16.50%
Net operating tax loss carry forwards (in Yuan Renminbi)		¥ 78,146	¥ 121,179
Singapore [Member]
Income Taxes [Line Items]
Income tax rate			17.00%	17.00%
Net operating tax loss carry forwards (in Yuan Renminbi)		¥ 2,101	¥ 678
People's Republic of China [Member]
Income Taxes [Line Items]
Income tax rate		25.00%
Preferential income tax rate		15.00%
Annual taxable income (in Yuan Renminbi)		¥ 3,000
Total assets (in Yuan Renminbi)		¥ 50,000
Taxable income		25.00%
Enterprises income tax rate		20.00%
Net operating loss (in Yuan Renminbi)		¥ 1,527,691	1,569,608
Net operating tax loss carry forwards (in Yuan Renminbi)		¥ 1,445,556	¥ 1,445,863
Non-resident for PRC tax purpose		If the Company were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to 10% withholding tax, if no tax treaty is applicable. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate may be reduced to 5%, if the investor holds at least 25% in the Foreign Invested Enterprise (“FIE”); or 10%, if the investor holds less than 25% in the FIE.
Caishui [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)		¥ 1,000
Caishui [Member] | People's Republic of China [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)		¥ 3,000
Ministry of Finance and State Taxation Administration [Member]
Income Taxes [Line Items]
Preferential income tax rate		5.00%
Taxable income (in Yuan Renminbi)		¥ 1,000
Ministry of Finance and State Taxation Administration [Member] | People's Republic of China [Member]
Income Taxes [Line Items]
Preferential income tax rate		5.00%